Business segment information - Asset impairment (Details) $ in Millions		12 Months Ended
	Dec. 13, 2018	Dec. 31, 2018 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Asset impairment
Asset impairments recorded in operating income		$ 1,774	$ 4,662	$ 2,229
Asset impairments recorded in net income, Group share		$ 1,595	$ 3,884	$ 2,097
Period of global energy demand used in determining oil and gas price assumptions		20 years
Post-tax discount rate (as a percent)		7.00%	7.00%	7.00%
Low
Asset impairment
Pre-tax discount rate (as a percent)		7.00%
High
Asset impairment
Pre-tax discount rate (as a percent)		16.00%
Oil assets
Asset impairment
Commodity price assumption for 2019 (in dollars per barrel or million BTU) | $ / bbl		60
Commodity price assumption for 2020 (in dollars per barrel or million BTU) | $ / bbl		60
Commodity price assumption, long-term (in dollars per barrel or million BTU) | $ / bbl		80
Gas assets
Asset impairment
Commodity price assumption for 2019 (in dollars per barrel or million BTU) | $ / MMBTU		5.5
Commodity price assumption, long-term (in dollars per barrel or million BTU) | $ / MMBTU		7
Ichthys LNG project | Signed agreement subject to regulatory approvals
Asset impairment
Interest to be divested (as a percent)	4.00%
Exploration & Production
Asset impairment
Asset impairments recorded in operating income		$ 1,256
Asset impairments recorded in net income, Group share		$ 1,259
Exploration & Production | Discount rate
Asset impairment
Reasonably possible decrease in key assumption (as a percent)		1.00%
Impact on operating income from decrease in key assumption		$ 500
Impact on net income, Group share, from decrease in key assumption		$ 400
Reasonably possible increase in assumption (as a percent)		1.00%
Impact on operating income from increase in key assumption		$ (900)
Impact on net income, Group share, from increase in key assumption		$ (700)
Exploration & Production | Oil and gas prices
Asset impairment
Reasonably possible decrease in key assumption (as a percent)		10.00%
Impact on operating income from decrease in key assumption		$ (2,700)
Impact on net income, Group share, from decrease in key assumption		(2,200)
Exploration & Production | Other assets, mainly located in Algeria, Colombia and Congo
Asset impairment
Asset impairments recorded in operating income		600
Asset impairments recorded in net income, Group share		600
Exploration & Production | Assets already impaired, especially Ichthys in Australia and assets in Canada | Oil and gas prices
Asset impairment
Impact on operating income from decrease in key assumption		(2,700)
Impact on net income, Group share, from decrease in key assumption		(2,200)
Exploration & Production | Ichthys LNG project
Asset impairment
Asset impairments recorded in operating income		549
Asset impairments recorded in net income, Group share		$ 608
Exploration & Production | Ichthys LNG project | Signed agreement subject to regulatory approvals
Asset impairment
Interest to be divested (as a percent)		4.00%
Gas, Renewables & Power
Asset impairment
Asset impairments recorded in operating income		$ 516
Asset impairments recorded in net income, Group share		288
Marketing & Services
Asset impairment
Asset impairments recorded in operating income		0
Asset impairments recorded in net income, Group share		$ 0